UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

                                           FORM 24F-2
                                Annual Notice of Securities Sold
                                     Pursuant to Rule 24f-2

                     READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

---------------------------------------------------------------------------------------------------
1.       Name and address of issuer:

         Heritage Cash Trust
         880 Carillon Parkway
         St. Petersburg, Florida  337l6

---------------------------------------------------------------------------------------------------
2.       The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):  [X]

---------------------------------------------------------------------------------------------------
3.       Investment Company Act File Number:   811-4337

         Securities Act File Number:   2-98635

---------------------------------------------------------------------------------------------------
4(a).    Last day of fiscal year for which this Form is filed:

                   August 31, 2005

---------------------------------------------------------------------------------------------------
4(b).    [ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

---------------------------------------------------------------------------------------------------
4(c).    [ ] Check box if this is the last time the issuer will be filing this Form.

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
5.       Calculation of registration fee:


---------------------------------------------------------------------------------------------------
         (i)     Aggregate sale price of securities sold                          $25,102,406,457
                 during the fiscal year pursuant to section
                 24(f):

---------------------------------------------------------------------------------------------------
         (ii)    Aggregate price of securities redeemed or                        $25,202,464,152
                 repurchased during the fiscal year:

---------------------------------------------------------------------------------------------------
         (iii)   Aggregate price of securities redeemed or                        $   428,545,647
                 repurchased during any prior fiscal year
                 ending no earlier than October 11, 1995 that
                 were not previously used to reduce
                 registration fees payable to the Commission:

---------------------------------------------------------------------------------------------------
         (iv)    Total available redemption credits [add Items                    $25,631,009,799
                 5(ii) and 5(iii):

---------------------------------------------------------------------------------------------------
         (v)     Net sales - if Item 5(i) is greater than Item                               $(0)
                 5(iv) [subtract Item 5(iv) from Item 5(i)]:

---------------------------------------------------------------------------------------------------
         (vi)    Redemption credits available for use in         $ (528,603,342)
                 future years - if Item 5(i) is less than Item
                 5(iv) [subtract Item 5(iv) from Item 5(i)]:

---------------------------------------------------------------------------------------------------
         (vii)   Multiplier for determining registration fee                           x .0001177
                 (See Instruction C.9):                                                  --------

---------------------------------------------------------------------------------------------------
         (viii)  Registration fee due [multiply Item 5(v) by                                  =$0
                Item 5(vii)] (enter "0" if no fee is due):                                      =

---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
         October 11, 1997, then report the amount of securities (number of shares or other units)
         deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  0  .
                     -----

---------------------------------------------------------------------------------------------------
7.       Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                  +$      0
                                                                                    ==============
---------------------------------------------------------------------------------------------------
8.       Total of the amount of the registration fee due plus any interest due [line 5(viii) plus
         line 7]:                                                                  $0
                                                                                    =
---------------------------------------------------------------------------------------------------
9.       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                No registration fee or any interest is due.

         Method of Delivery:

                [ ]  Wire Transfer

                [ ]  Mail or other means
---------------------------------------------------------------------------------------------------

                                             SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ K.C. Clark
                             -----------------------------------------------------------------
                             K.C. Clark
                             Executive Vice President, Principal Executive Officer
                             Heritage Cash Trust


Date:  November 28, 2005


            *Please print the name and title of the signing officer below the signature.